Investment in Premium Nickel Resources Inc. (Details Narrative)			12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Jan. 02, 2020	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Apr. 23, 2021 CAD ($)	Apr. 20, 2021 $ / shares	Mar. 23, 2021 USD ($)	Oct. 04, 2019 $ / shares
Statement Line Items [Line Items]
Share price | $ / shares									$ 1
Net assets	$ 39,644,000		$ 39,644,000	$ 40,039,000
Total comprehensive loss			(2,741,000)	(28,859,000)	$ (3,022,000)
Service fees			158,000	182,000	142,000
Administrative fees			74,000	220,000	$ 352,000
Due from related party	55,000		55,000	$ 95,000
Offset additional investment			33,735
Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Share price | $ / shares							$ 0.24
Investment amount								$ 100,400
Premium Nickel Resources [Member]
Statement Line Items [Line Items]
Advance not yet issued common share certificate	$ 50,000		$ 50,000
Premium Nickel Resources [Member] | Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Investment amount						$ 54,619
Advance not yet issued common share certificate						$ 50,400
Memorandum of Understanding [Member] | Premium Nickel Resources [Member]
Statement Line Items [Line Items]
Number of units subscribed | shares	2,400,000
Share price | $ / shares	$ 0.01		$ 0.01
Investment amount	$ 24,000		$ 24,000
Investment description	The Company's initial investment also included Premium Nickel issuing the Company a non-transferable share purchase warrant (the "Warrant"), which entitles the Company to purchase common shares of Premium Nickel, for up to 15% of the capital of Premium Nickel upon payment of US $10 million prior to the fifth anniversary of the date of issue.
Ownership percentage	11.01%		11.01%	9.64%
Net assets	$ 32,445		$ 32,445
Total comprehensive loss			1,227,998
Memorandum of Understanding [Member] | Premium Nickel Resources [Member] | Common Shares [Member]
Statement Line Items [Line Items]
Number of units subscribed | shares	4,657,711
Investment amount	$ 154,164		154,164
Management and Technical Services Agreement [Member] | Premium Nickel Resources [Member]
Statement Line Items [Line Items]
Agreement description		The Company entered into a Management and Technical Services Agreement ("the Services Agreement") with Premium Nickel whereby the Company will provide certain technical, corporate, administrative and clerical, office and other services to Premium Nickel during the due diligence stage of the contemplated arrangement. The Company will charge Premium Nickel for expenses incurred and has the right to charge a 2% administrative fee on third party expenses. The Company will invoice Premium Nickel on a monthly basis and payment shall be made by Premium Nickel no later than 15 days after receipt of such invoice. The term of the Service Agreement is for an initial period of 3 years and can be renewed for an additional 1 year period. The Service Agreement can be terminated within 30 days notice, for non-performance, by the Company giving 6 months notice or Premium Nickel within 90 days provided the Company no longer owns at least 10% of the outstanding common shares of Premium Nickel. If Premium Nickel defaults on making payments, the outstanding balance shall be treated as a loan to Premium Nickel, to be evidenced by a promissory note. The promissory note will be payable upon demand and bear interest at a rate equal to the then current lending rate plus 1%, calculated from the date of default. Subsequent payment by Premium Nickel will be first applied to accrued interest and then principle of the invoice.
Service Agreement [Member] | Premium Nickel Resources [Member]
Statement Line Items [Line Items]
Investment amount	701,305		701,305
Service fees			647,164	95,415
Administrative fees			8,495
Due from related party	$ 54,619		54,619	95,415
Offset additional investment			$ 33,735